Income Taxes (Details) - Schedule of income tax expenses benefits - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income (loss) before taxes:
Total income (loss) before taxes	$ (7,363,562)	$ (1,245,767)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Less: Valuation allowance
Currency effect
Deferred tax assets, net
Total provision for taxes
Effective tax rate	0.00%	0.00%
Effect of tax holiday inside the PRC on basic earnings per share (in Dollars per share)
Cayman Islands [Member]
Income (loss) before taxes:
Total income (loss) before taxes	$ (4,081,028)	$ (189,960)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
BVI [Member]
Income (loss) before taxes:
Total income (loss) before taxes	(21,178)	(941)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
Hong Kong [Member]
Income (loss) before taxes:
Total income (loss) before taxes	(26,316)	(1,145)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
PRC [Member]
Income (loss) before taxes:
Total income (loss) before taxes	(3,235,040)	(1,053,721)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset